Cover	May 08, 2026
Cover [Abstract]
Amendment Flag	false
Central Index Key	0000062996
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	MAS
Title of 12(b) Security	Common Stock, $1.00 par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	274-7400
City Area Code	313
Entity Address, Postal Zip Code	48152
Entity Address, State or Province	MI
Entity Address, City or Town	Livonia,
Entity Address, Address Line One	17450 College Parkway,
Entity Tax Identification Number	38-1794485
Entity File Number	1-5794
Entity Incorporation, State or Country Code	DE
Registrant Name	Masco Corporation
Document Period End Date	May 08, 2026
Document Type	8-K
Current Fiscal Year End Date	--12-31